OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 21,505	$ 15,156
Employee taxes	35	34
Other items	1,206	895
Other current liabilities	$ 22,746	$ 16,085